Quarterly Holdings Report
for
Fidelity® International Capital Appreciation K6 Fund
January 31, 2024
IVFK6-NPRT1-0324
1.9883989.106
Common Stocks - 100.0%
	Shares	Value ($)
Brazil - 1.6%
MercadoLibre, Inc. (a)	13,737	23,515,134
Canada - 11.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	385,254	22,574,518
Brookfield Asset Management Ltd. Class A (b)	523,236	21,028,855
Canadian National Railway Co. (b)	171,747	21,305,340
Canadian Pacific Kansas City Ltd.	277,194	22,306,236
CGI, Inc. Class A (sub. vtg.) (a)	170,567	19,101,170
Constellation Software, Inc.	10,364	28,644,556
Constellation Software, Inc. warrants 8/22/28 (a)(c)	9,222	1
Thomson Reuters Corp.	147,985	21,971,279
TOTAL CANADA		156,931,955
China - 1.6%
PDD Holdings, Inc. ADR (a)	176,039	22,334,068
Denmark - 4.4%
DSV A/S	124,242	22,228,114
Novo Nordisk A/S Series B	361,830	41,358,784
TOTAL DENMARK		63,586,898
France - 15.7%
Air Liquide SA	123,317	23,076,729
Airbus Group NV	141,474	22,534,812
Capgemini SA	105,791	23,688,831
Dassault Systemes SA	511,394	26,509,789
EssilorLuxottica SA	108,487	21,373,198
Hermes International SCA	10,817	22,886,549
L'Oreal SA	55,182	26,407,586
LVMH Moet Hennessy Louis Vuitton SE	43,379	36,093,886
Safran SA	119,534	22,318,051
TOTAL FRANCE		224,889,431
Germany - 3.6%
Infineon Technologies AG	596,595	21,750,014
SAP SE	168,133	29,128,461
TOTAL GERMANY		50,878,475
India - 8.9%
Axis Bank Ltd.	1,545,526	19,862,740
HCL Technologies Ltd.	1,315,909	24,946,371
HDFC Bank Ltd.	1,214,700	21,352,336
ICICI Bank Ltd.	1,851,225	22,917,793
ITC Ltd.	2,941,787	15,632,039
Larsen & Toubro Ltd.	542,533	22,703,488
TOTAL INDIA		127,414,767
Indonesia - 1.4%
PT Bank Central Asia Tbk	34,329,464	20,770,234
Ireland - 1.5%
Kingspan Group PLC (Ireland)	261,609	21,362,387
Italy - 1.6%
Ferrari NV (Italy)	64,886	22,698,589
Japan - 9.4%
Hoya Corp.	140,393	17,834,008
Keyence Corp.	55,282	24,733,049
OBIC Co. Ltd.	125,120	19,219,639
Renesas Electronics Corp. (a)	1,106,901	18,161,574
Shin-Etsu Chemical Co. Ltd.	631,342	24,851,005
Tokyo Electron Ltd.	157,951	29,311,355
TOTAL JAPAN		134,110,630
Netherlands - 6.6%
ASM International NV (Netherlands)	45,787	25,542,614
ASML Holding NV (Netherlands)	52,014	45,126,730
Wolters Kluwer NV	161,315	23,796,471
TOTAL NETHERLANDS		94,465,815
Sweden - 1.6%
Atlas Copco AB (A Shares)	1,427,198	22,777,257
Switzerland - 1.8%
UBS Group AG	873,547	26,309,156
Taiwan - 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,371,054	47,474,804
United Kingdom - 11.5%
3i Group PLC	467,500	14,635,064
Ashtead Group PLC	323,387	21,319,271
AstraZeneca PLC (United Kingdom)	146,870	19,471,561
BAE Systems PLC	1,393,953	20,792,372
Compass Group PLC	835,943	23,025,024
London Stock Exchange Group PLC	178,847	20,230,111
RELX PLC (London Stock Exchange)	641,227	26,466,049
Sage Group PLC	1,264,346	18,875,161
TOTAL UNITED KINGDOM		164,814,613
United States of America - 14.5%
Alphabet, Inc. Class A (a)	143,600	20,118,360
Linde PLC	51,177	20,717,985
Marsh & McLennan Companies, Inc.	104,944	20,342,345
MasterCard, Inc. Class A	41,697	18,731,543
Moody's Corp.	57,589	22,577,192
NVIDIA Corp.	29,807	18,339,353
S&P Global, Inc.	48,084	21,558,461
Schneider Electric SA	134,939	26,508,784
Visa, Inc. Class A	70,604	19,293,249
Waste Connections, Inc. (Canada)	130,255	20,220,552
TOTAL UNITED STATES OF AMERICA		208,407,824
TOTAL COMMON STOCKS (Cost $1,087,770,459)		1,432,742,037

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	22,392,390	22,396,868
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	16,609,739	16,611,400
TOTAL MONEY MARKET FUNDS (Cost $39,008,268)		39,008,268

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $1,126,778,727)	1,471,750,305
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(38,533,965)
NET ASSETS - 100.0%	1,433,216,340

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	17,211,551	160,893,002	155,707,685	323,543	-	-	22,396,868	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	505,800	44,392,366	28,286,766	846	-	-	16,611,400	0.1%
Total	17,717,351	205,285,368	183,994,451	324,389	-	-	39,008,268

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.